Schedule of Operating Lease Liability Maturity (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024
Lease
Remainder	$ 589,922	$ 788,186
1 year	672,933	788,186
2 year	72,265	672,549
3 year	43,277	71,881
3 Thereafter
4 year		42,958
4 Thereafter		1,575,574
Total undiscounted cash flows
Less: imputed interest	(43,530)	(55,645)
Present value of lease liabilities	$ 1,334,867	$ 1,519,929